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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-22435

Kayne Anderson Energy Development Company
(Exact name of registrant as specified in charter)

811 Main Street, 14th Floor Houston, Texas	77002
(Address of principal executive offices)	(Zip code)

Michael O’Neil
KA Fund Advisors, LLC

1800 Avenue of the Stars, Third Floor Los Angeles, California 90067
(Name and address of agent for service)

Registrant's telephone number, including area code:	(310) 282-7905

Date of fiscal year end:	November 30

Date of reporting period:	July 1, 2016 – June 30, 2017

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a)	The name of the issuer of the portfolio security;

(b)	The exchange ticker symbol of the portfolio security;

(c)	The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d)	The shareholder meeting date;

(e)	A brief identification of the matter voted on;

(f)	Whether the matter was proposed by the issuer or by a security holder;

(g)	Whether the registrant cast its vote on the matter;

(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i)	Whether the registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Kayne Anderson Energy Development Company

By (Signature and Title)*		/s/ Kevin S. McCarthy
Kevin S. McCarthy, Chairman and Chief Executive Officer

Date	August 10, 2017

* Print the name and title of each signing officer under his or her signature.

Kayne Anderson Energy Development Company
Proxy Voting Record
Date of reporting period: July 1, 2016 - June 30, 2017

Issuer	Symbol	CUSIP	Meeting Date		Matter:	Proposed by (I)ssuer or (S)hareholder	Vote Cast?	How Voted	For/Against Mgmt
TRANSMONTAIGNE PARTNERS L P	TLP	89376V100	7/12/16	1	TO APPROVE:	I	YES	FOR	FOR

THE PARTNERSHIP'S 2016 LONG-TERM INCENTIVE PLAN (THE "2016 PLAN"), WHICH, AMONG OTHER THINGS, PERMITS COMMON UNITS TO BE RESERVED AND MADE AVAILABLE FOR ISSUANCE WITH RESPECT TO AWARDS UNDER THE 2016 PLAN.

GOLAR LNG PARTNERS LP	GMLP	Y2745C102	9/28/16	1	TO ELECT:	I	YES	FOR	FOR
ALF C. THORKILDSEN AS A CLASS I DIRECTOR OF THE PARTNERSHIP WHOSE TERM WILL EXPIRE AT THE 2019 ANNUAL MEETING OF LIMITED PARTNERS.

SEMGROUP CORPORATION	SEMG	81663A105	9/29/16	1	TO APPROVE:	I	YES	FOR	FOR
THE ISSUANCE OF CLASS A COMMON STOCK PURSUANT TO THE TERMS OF THE MERGER AGREEMENT IN CONNECTION WITH THE MERGER.

				2	TO APPROVE:	I	YES	FOR	FOR
THE ADJOURNMENT OF THE SEMGROUP SPECIAL MEETING, FROM TIME TO TIME, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES.

TESORO LOGISTICS LP	TLLP	88160T107	10/4/16	1	TO APPROVE:	I	YES	FOR	FOR
THE AMENDMENT AND RESTATEMENT OF THE PARTNERSHIP'S 2011 LONG-TERM INCENTIVE PLAN (THE "LTIP PROPOSAL").

				2	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE LTIP PROPOSAL (THE "ADJOURNMENT PROPOSAL").

MAGELLAN MIDSTREAM PARTNERS, L.P.	MMP	559080106	4/20/17	1	ELECTION OF DIRECTOR:
					LORI A. GOBILLOT	I	YES	FOR	FOR
					EDWARD J. GUAY	I	YES	FOR	FOR
					MICHAEL N. MEARS	I	YES	FOR	FOR
					JAMES R. MONTAGUE	I	YES	FOR	FOR

				2	ADVISORY RESOLUTION:	I	YES	FOR	FOR
TO APPROVE EXECUTIVE COMPENSATION

				3	ADVISORY RESOLUTION:
					TO APPROVE EXECUTIVE COMPENSATION VOTE FREQUENCY	I	YES	I YEAR	FOR

				4	RATIFICATION OF:	I	YES	FOR	FOR
APPOINTMENT OF INDEPENDENT AUDITOR

ENERGY TRANSFER PARTNERS, L.P.	ETP	29273R109	4/26/17	1	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN

ON A PROPOSAL TO ADOPT THE AGREEMENT AND PLAN OF MERGER, DATED AS OF NOVEMBER 20, 2016, AS AMENDED BY AMENDMENT NO. 1 THERETO, DATED AS OF DECEMBER 16, 2016, BY AND AMONG SUNOCO LOGISTICS PARTNERS L.P. ("SLX"), SUNOCO PARTNERS LLC, THE GENERAL PARTNER OF SXL, SXL ACQUISTION SUB ... (DUE TO SPACE LIMITS, SEE PROXY STATEMENT FOR FULL PROPOSAL)

				2	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN

ON A PROPOSAL TO APPROVE THE ADJOURNMENT OF THE SPECIAL MEETING, IF NECESSARY, TO SOLICIT ADDITIONAL PROXIES IF THERE ARE NOT SUFFICIENT VOTES TO ADOPT THE AGREEMENT AND PLAN OF MERGER, AS AMENDED, AND THE TRANSACTIONS CONTEMPLATED THERE BY AT THE TIME OF THE SPECIAL MEETING.

				3	TO CONSIDER AND VOTE:	I	ABSTAIN	ABSTAIN	ABSTAIN
ON A PROPOSAL TO APPROVE, ON AN ADVISORY (NON-BINDING) BASIS, THE PAYMENTS THAT WILL OR MAY BE PAID BY ETP TO ITS NAMED EXECUTIVE OFFICERS IN CONNECTION WITH THE MERGER.

TARGA RESOURCES CORP.	TRGP	87612G101	05/22/17	1A	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
CHARLES R. CRISP

				1B	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
LAURA C. FULTON

				1C	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
MICHAEL A. HEIM

				1D	ELECTION OF DIRECTOR:	I	YES	FOR	FOR
JAMES. W. WHALEN

				2	RATIFICATION OF:	I	YES	FOR	FOR
SELECTION OF INDEPENDENT ACCOUNTANTS

				3	ADVISORY VOTE:	I	YES	FOR	FOR
ON EXECUTIVE COMPENSATION

				4	ADVISORY VOTE:	I	YES	1 YEAR	FOR
ON THE FREQUENCY OF THE ADVISORY VOTE ON EXECUTIVE COMPENSATION

				5	ADOPTIION OF:	I	YES	FOR	FOR
THE AMENDED AND RESTATED TARGA RESOURCES CORP. 2010 STOCK INCENTIVE PLAN

				6	ISSUANCE OF:	I	YES	FOR	FOR
SHARES OF COMMON STOCK UPON CONVERSION OF SERIES A PREFERRED STOCK AND EXERCISE OF WARRANTS

BUCKEYE PARTNERS, L.P.	BLP	118230101	06/06/17	1	DIRECTOR:	I	YES	FOR	FOR
BARBARA J. DUGANIER
JOSEPH A. LASALA, JR
LARRY C. PAYNE
MARTIN A. WHITE

				2	THE APPROVAL OF:	I	YES	FOR	FOR
THE AMENDMENTS TO THE BUCKEYE PARTNERS, L.P. 2013 LONG-TERM INCENTIVE PLAN, AS DESCRIBED IN OUR PROXY STATEMENT.

				3	THE RATIFICATION OF:	I	YES	FOR	FOR
THE SELECTION OF DELOITTE & TOUCHE LLP AS BUCKEYE PARTNERS, L.P.'S INDEPENDENT REGISTERED PUBLIC ACCOUNTANTS FOR 2017.

				4	THE APPROVAL:	I	YES	FOR	FOR
IN AN ADVISORY VOTE, OF THE COMPENSATION OF BUCKEYE'S NAMED EXECUTIVE OFFICERS AS DESCRIBED IN OUR PROXY STATEMENT PURSUANT TO ITEM 402 OF REGULATION S-K.

				5	THE VOTE:	I	YES	1 YEAR	FOR
ON AN ADVISORY BASIS, ON THE FREQUENCY OF THE ADVISORY VOTE ON THE COMPENSATION OF THE NAMED EXECUTIVE OFFICERS.

ONEOK PARTNERS, L.P.	OKS	68268N103	6/30/2017	1	TO APPROVE:	I	YES	FOR	FOR
TO APPROVE THE AGREEMENT AND PLAN OF MERGER, DATED AS OF JANUARY 31,2017, BY AND AMONG ONEOK, INC., NEW HOLDINGS SUBSIDIARY, LLC, ONEOK PARTNERS, L.P. ("ONEOK PARTNERS") AND ONEOK PARTNERS GP, L.L.C.

				2	TO APPROVE:	I	YES	FOR	FOR

THE ADJOURNMENT OF THE ONEOK PARTNERS SPECIAL MEETING TO A LATER DATE OR DATES, IF NECESSARY OR APPROPRIATE, TO SOLICIT ADDITIONAL PROXIES IN THE EVENT THERE ARE NOT SUFFICIENT VOTES AT THE TIME OF THE SPECIAL MEETING TO APPROVE THE ABOVE PROPOSAL.